Net Periodic Postretirement Benefit Cost of U.S. Subsidiaries' Plans (Detail) (Other Postretirement Benefit Plans, Defined Benefit, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost - Benefits earned during the year	¥ 317	¥ 218	¥ 227
Interest cost on projected benefit obligations	413	436	452
Expected return on plan assets	(360)	(320)	(302)
Amortization of actuarial loss	193	154	196
Amortization of prior service cost	67	64	65
Net periodic cost	¥ 630	¥ 552	¥ 638